Others - Movement in allowance (Details) - Less: Allowance for expected credit losses (Note) - Loans to consumers - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at period start	$ 266	$ 0
Provision for impairment	75	1,373
Write-offs	(160)	(1,107)
Financial assets at period end	$ 181	$ 266